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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08365

Evergreen Select Fixed Income Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for two of its series, Evergreen Core Bond Fund and Evergreen International Bond Fund, for the quarter ended January 31, 2010. Evergreen Core Bond Fund has April 30 fiscal year end and Evergreen International Bond Fund has October 31 fiscal year end.

Date of reporting period: January 31, 2010

Item 1 – Schedule of Investments

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS

January 31, 2010 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.6%
FIXED-RATE 2.6%
FNMA:
5.37%, 04/01/2017	$2,460,000	$2,459,557
5.40%, 05/01/2017	3,382,991	3,692,196
6.06%, 09/01/2016	1,417,261	1,597,493
6.32%, 08/01/2012	5,410,269	5,865,501

Total Agency Commercial Mortgage-Backed Securities (cost $13,192,466)		13,614,747

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 5.5%
FIXED-RATE 5.5%
FHLMC:
Ser. 0243, Class 6, 6.00%, 12/15/2032	1,268	230
Ser. 1897, Class K, 7.00%, 09/15/2026	4,429	4,923
Ser. 2006-44, Class OA, 5.50%, 12/25/2026	131,492	135,662
Ser. 2008, Class CG, 5.00%, 08/15/2033	4,369,000	4,612,014
Ser. 2423, Class MC, 7.00%, 03/15/2032	65,367	71,919
Ser. 2840, Class OD, 5.00%, 07/15/2029	325,000	344,587
Ser. 2899, Class PD, 5.00%, 04/15/2033	3,326,000	3,501,724
FNMA:
Ser. 1998-61, Class PL, 6.00%, 11/25/2028	59,884	65,068
Ser. 1999, Class LH, 6.50%, 11/25/2029	87,174	94,663
Ser. 2001-81, Class HE, 6.50%, 01/25/2032	3,247,797	3,503,561
Ser. 2002-56, Class KW, 6.00%, 04/25/2023	92,936	94,249
Ser. 2003-108, Class BE, 4.00%, 11/25/2018	8,000,000	8,241,103
Ser. 2004-45, Class VB, 4.50%, 10/25/2028	100,000	102,911
Ser. 2005-31, Class PB, 5.50%, 04/25/2035	75,000	78,866
Ser. 2006-57, Class PA, 5.50%, 08/25/2027	146,339	150,888
Ser. 2009-71, Class JT, 6.00%, 06/25/2036	5,293,790	5,714,811
Ser. 2009-78, Class J, 5.00%, 09/25/2019	1,823,066	1,932,268

		28,649,447

FLOATING-RATE 0.0%
FHLMC, Ser. 1590, Class IA, 1.30%, 10/15/2023	157,811	158,818

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $28,813,946)		28,808,265

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 38.4%
FIXED-RATE 38.4%
FHLMC:
3.48%, 04/25/2019 # ☐	278,000	280,766
4.00%, 07/15/2017	2,142,559	2,234,639
4.32%, 11/25/2019 # ☐	6,234,000	6,265,164
4.50%, 05/01/2018-01/15/2029	2,214,962	2,330,788
5.00%, 12/15/2017	2,200,000	2,343,409
5.50%, 02/01/2017-06/01/2036	39,981,596	43,000,022
5.82%, 11/01/2036	5,544,674	5,912,226
5.83%, 11/01/2036	744,792	795,177
6.00%, 04/01/2014-02/01/2023	882,647	953,365
6.15%, 06/01/2037	5,801,802	6,222,751
6.20%, 09/01/2037	1,212,825	1,297,922
6.50%, 04/01/2021	148,361	159,944
FNMA:
5.50%, 08/01/2023-10/01/2035	24,202,378	25,921,905
5.50%, 10/01/2035-09/01/2036 ##	30,875,927	32,812,321
6.00%, 05/01/2017-04/01/2035	4,421,087	4,779,386
6.18%, 12/01/2047	7,499,111	8,044,061
6.50%, 06/01/2017-08/01/2032	896,136	976,876
7.00%, 01/01/2040	3,158,000	3,481,695
7.50%, 02/01/2012	255,469	267,193

1

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FNMA 30 year:
4.50%, TBA #	$28,350,000	$28,547,250
5.00%, TBA #	4,500,000	4,675,779
GNMA:
7.00%, 11/15/2029	143,164	159,598
7.75%, 07/15/2020-08/15/2021	377,132	427,763
11.50%, 05/15/2013-06/15/2013	6,902	7,682
GNMA 30 year, 4.50%, TBA #	18,000,000	18,173,634

Total Agency Mortgage-Backed Pass Through Securities (cost $199,536,790)		200,071,316

ASSET-BACKED SECURITIES 6.6%
Capital One Multi-Asset Execution Trust, Ser. 2008-A3, Class A3, 5.05%, 02/15/2016	2,391,000	2,601,182
CitiBank Credit Card Issuance Trust:
Ser. 2008-A5, Class A5, 4.85%, 04/22/2015	8,100,000	8,762,206
Ser. 2009-A5, Class A5, 2.25%, 12/23/2014	3,117,000	3,137,512
Discover Card Master Trust, Ser. 2010-A1, Class A1, 0.88%, 09/15/2015 ☐	4,422,000	4,422,000
Ford Credit Master Owner Trust, Ser. 2010-1, Class A, 1.88%, 12/15/2014 144A	2,087,000	2,097,097
Salomon Brothers Mtge. Securities V, Ser. 1985-1, Class Z, 10.25%, 04/01/2016 ☐ +	1,202	1,069
Salomon Brothers Mtge. Securities VII, Ser. 2000-C2, Class C, 7.73%, 07/18/2033	419,000	420,123
SLC Student Loan Trust, Ser. 2008-1, Class A4A, 1.85%, 12/15/2032	786,000	830,852
SLM Student Loan Trust:
Ser. 2003-6, Class A4, FRN, 0.45%, 12/17/2018	673,430	671,070
Ser. 2008-5:
Class A2, 1.38%, 10/25/2016	1,547,000	1,574,189
Class A4, FRN, 1.98%, 07/25/2023	9,140,000	9,670,053

Total Asset-Backed Securities (cost $34,017,431)		34,187,353

COMMERCIAL MORTGAGE-BACKED SECURITIES 13.8%
FIXED-RATE 13.8%
Banc of America Comml. Mtge. Securities, Inc.:
Ser. 2000-02, 7.63%, 09/15/2032	276,000	275,353
Ser. 2005-4, Class A5A, 4.93%, 07/10/2045	313,000	309,451
Ser. 2006-1, Class A4, 5.37%, 09/10/2045	524,000	525,204
Bear Stearns Comml. Mtge. Securities, Inc.:
Ser. 2000-WF2, Class A2, 7.32%, 10/15/2032	3,087,512	3,136,003
Ser. 2001-TOP2, Class A2, 6.48%, 02/15/2035	469,963	486,579
Ser. 2002-PBW1, Class A2, 4.72%, 11/11/2035	2,569,000	2,657,882
Ser. 2004-T16, Class A6, 4.75%, 02/13/2046	106,000	104,839
Ser. 2005-PWR8, Class A4, 4.67%, 06/11/2041	437,000	440,855
Commercial Mtge. Pass-Through Certs.:
Ser. 2001-J2A, Class A2, 6.10%, 07/16/2034 144A	10,756,000	11,250,053
Ser. 2004-LB2A, Class A4, 4.72%, 03/10/2039	5,790,000	5,861,479
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2002-CKS4, Class A1, 4.49%, 11/15/2036	85,213	86,753
Ser. 2005-C1:
Class A3, 4.81%, 02/15/2038	140,000	140,405
Class A4, 5.01%, 02/15/2038	7,910,000	7,966,664
Ser. 2005-C2, Class A4, 4.83%, 04/15/2037	382,000	381,052
Ser. 2005-C5, Class A4, 5.10%, 08/15/2038	155,000	157,067
First Union National Bank Comml. Mtge. Trust, Ser. 2002-C1, Class A2, 6.14%, 02/12/2034	4,480,031	4,698,303
GE Capital Comml. Mtge. Corp.:
Ser. 2001-3, Class A, 5.56%, 06/10/2038	95,571	97,525
Ser. 2005-C1, Class A5, 4.77%, 06/10/2048	12,085,000	12,029,177
Ser. 2005-C3, Class A2, 4.85%, 07/10/2045	440,000	441,515
Ser. 2005-C4, Class A4, 5.34%, 11/10/2045	2,045,000	2,078,331
Greenwich Capital Comml. Funding Corp.:
Ser. 2005-GG5, Class A5, 5.22%, 04/10/2037	2,360,000	2,331,185
Ser. 2006-GG7, Class A4, 5.88%, 07/10/2038	1,602,000	1,560,568

2

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FIXED-RATE continued
GS Mtge. Securities Corp.:
Ser. 2001-GL3A, Class A2, 6.45%, 08/05/2018 144A	$1,942,000	$2,039,013
Ser. 2004-C1, Class A2, 4.32%, 10/10/2028	590,908	597,783
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2005-LDP4, Class A2, 4.79%, 10/15/2042	173,047	174,368
Ser. 2006-LDP9, Class A3, 5.34%, 05/15/2047	436,000	391,872
Ser. 2007-CB19, Class A2, 5.75%, 02/12/2049	512,000	531,409
Ser. 2008-C2, Class A1, 5.02%, 02/12/2051	45,082	46,127
Ser. 2009-IWST, Class A2, 5.63%, 12/01/2019 144A	1,250,000	1,289,978
LB-UBS Comml. Mtge. Trust:
Ser. 2000-C5, Class A2, 6.51%, 12/15/2026	2,822,076	2,898,065
Ser. 2003-C8, Class A4, 5.12%, 11/15/2032	1,088,000	1,137,821
Ser. 2006-C4, Class A2, 5.87%, 06/15/2032	1,305,000	1,347,056
Morgan Stanley Capital I, Inc.:
Ser. 2003-IQ4, Class A2, 4.07%, 05/15/2040	164,000	161,748
Ser. 2004-HQ4, Class A7, 4.97%, 04/14/2040	2,477,000	2,448,919
Ser. 2004-T15, Class A4, 5.27%, 06/13/2041	381,000	387,165
Ser. 2005-T17, Class A5, 4.78%, 12/13/2041	31,000	31,550
Ser. 2006-T23, Class A4, 5.81%, 08/12/2041	430,000	452,861
Ser. 2007-HQ11, Class A31, 5.44%, 02/12/2044	1,069,000	1,051,384

Total Commercial Mortgage-Backed Securities (cost $70,109,009)		72,003,362

CORPORATE BONDS 14.7%
CONSUMER STAPLES 1.4%
Beverages 1.0%
Anheuser-Busch Companies, Inc.:
4.125%, 01/15/2015 144A	1,125,000	1,155,992
5.375%, 01/15/2020 144A	140,000	143,589
7.75%, 01/15/2019 144A	1,460,000	1,731,728
PepsiCo, Inc.:
4.50%, 01/15/2020	1,050,000	1,053,386
5.50%, 01/15/2040	1,130,000	1,134,267

		5,218,962

Tobacco 0.4%
Altria Group, Inc., 9.70%, 11/10/2018	1,495,000	1,872,349

ENERGY 2.1%
Oil, Gas & Consumable Fuels 2.1%
Anadarko Petroleum Corp., 8.70%, 03/15/2019	1,434,000	1,781,594
Energy Transfer Partners, LP:
8.50%, 04/15/2014	670,000	786,572
9.00%, 04/15/2019	975,000	1,201,959
Husky Energy, Inc.:
5.90%, 06/15/2014	515,000	567,077
7.25%, 12/15/2019	890,000	1,039,929
Kinder Morgan, Inc., 6.50%, 09/01/2012	1,705,000	1,771,069
Motiva Enterprises, LLC, 5.75%, 01/15/2020 144A	535,000	561,900
Total Capital SA, 3.125%, 10/02/2015	1,930,000	1,935,630
Valero Energy Corp., 9.375%, 03/15/2019	690,000	840,350
XTO Energy, Inc., 6.75%, 08/01/2037	340,000	396,658

		10,882,738

FINANCIALS 5.7%
Capital Markets 2.0%
Bear Stearns Companies, 6.95%, 08/10/2012	530,000	591,496
Goldman Sachs Group, Inc.:
5.45%, 11/01/2012	980,000	1,054,515
5.79%, 12/29/2049	2,065,000	1,615,863
6.75%, 10/01/2037	904,000	893,844

3

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Capital Markets continued
Lazard Group, LLC:
6.85%, 06/15/2017	$1,435,000	$1,484,497
7.125%, 05/15/2015	1,455,000	1,565,452
Morgan Stanley:
4.10%, 01/26/2015	1,122,000	1,117,659
5.50%, 01/26/2020	840,000	836,694
5.95%, 12/28/2017	945,000	985,030
7.25%, 04/01/2032	95,000	108,930

		10,253,980

Commercial Banks 0.2%
Capital One Bank, NA, 8.80%, 07/15/2019	925,000	1,121,720

Consumer Finance 0.2%
American Express Co., 7.25%, 05/20/2014	780,000	891,167

Diversified Financial Services 2.5%
Bank of America Corp.:
5.75%, 12/01/2017	725,000	739,398
6.00%, 09/01/2017	675,000	700,236
7.375%, 05/15/2014	2,125,000	2,408,556
Citigroup, Inc.:
6.125%, 05/15/2018	840,000	843,684
6.375%, 08/12/2014	995,000	1,055,828
JPMorgan Chase & Co.:
6.00%, 10/01/2017	1,665,000	1,786,668
6.30%, 04/23/2019	560,000	619,214
6.80%, 10/01/2037	985,000	992,493
Private Export Funding Corp., 3.05%, 10/15/2014	60,000	60,189
WEA Finance, LLC:
5.40%, 10/01/2012 144A	820,000	875,580
6.75%, 09/02/2019 144A	675,000	734,052
7.125%, 04/15/2018 144A	1,280,000	1,423,786
7.50%, 06/02/2014 144A	630,000	718,766

		12,958,450

Insurance 0.1%
Liberty Mutual Group, 7.50%, 08/15/2036 144A	640,000	611,033

Real Estate Investment Trusts (REITs) 0.7%
Digital Reality Trust, LP, 5.875%, 02/01/2020 144A	560,000	550,183
HCP, Inc.:
5.65%, 12/15/2013	1,045,000	1,080,772
6.00%, 01/30/2017	210,000	207,855
6.30%, 09/15/2016	370,000	373,613
6.70%, 01/30/2018	425,000	429,964
Mack-Cali Realty Corp., 7.75%, 08/15/2019	390,000	434,198
Simon Property Group, Inc.:
5.65%, 02/01/2020	475,000	477,445
6.75%, 02/01/2040	420,000	433,663

		3,987,693

HEALTH CARE 1.3%
Biotechnology 0.2%
Amgen, Inc., 6.40%, 02/01/2039	945,000	1,048,402

4

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
HEALTH CARE continued
Health Care Equipment & Supplies 0.4%
CareFusion Corp.:
4.125%, 08/01/2012 144A	$90,000	$93,398
5.125%, 08/01/2014 144A	1,115,000	1,198,868
6.375%, 08/01/2019 144A	725,000	797,322

		2,089,588

Health Care Providers & Services 0.4%
Coventry Health Care, Inc., 5.95%, 03/15/2017	1,005,000	938,440
UnitedHealth Group, Inc., 6.875%, 02/15/2038	1,090,000	1,217,015

		2,155,455

Pharmaceuticals 0.3%
Pfizer, Inc., 5.35%, 03/15/2015	1,495,000	1,657,970

INFORMATION TECHNOLOGY 1.0%
Communications Equipment 0.5%
Cisco Systems, Inc.:
4.45%, 01/15/2020	1,375,000	1,360,811
5.50%, 01/15/2040	1,250,000	1,203,833
5.90%, 02/15/2039	270,000	274,144

		2,838,788

Computers & Peripherals 0.2%
Hewlett-Packard Co., 4.75%, 06/02/2014	815,000	884,212

Software 0.3%
Adobe Systems, Inc.:
3.25%, 02/01/2015	615,000	617,915
4.75%, 02/01/2020	755,000	751,927

		1,369,842

MATERIALS 0.4%
Chemicals 0.4%
Dow Chemical Co.:
4.85%, 08/15/2012	160,000	170,907
8.55%, 05/15/2019	1,565,000	1,871,615

		2,042,522

TELECOMMUNICATION SERVICES 1.1%
Diversified Telecommunication Services 0.8%
Qwest Communications International, Inc., 7.50%, 10/01/2014	190,000	200,450
Verizon Communications, Inc.:
3.75%, 05/20/2011	1,430,000	1,477,906
7.375%, 11/15/2013	1,190,000	1,385,522
8.50%, 11/15/2018	775,000	977,881

		4,041,759

Wireless Telecommunication Services 0.3%
AT&T Corp., 8.375%, 03/15/2013	1,250,000	1,452,109

UTILITIES 1.7%
Electric Utilities 1.2%
DPL, Inc., 6.875%, 09/01/2011	170,000	183,802
Duke Energy Corp., 6.30%, 02/01/2014	895,000	1,003,325
Exelon Corp.:
5.20%, 10/01/2019	335,000	341,889
6.25%, 10/01/2039	550,000	568,270
FirstEnergy Solutions Co.:
4.80%, 02/15/2015	330,000	343,328
6.05%, 08/15/2021	1,010,000	1,058,802
6.80%, 08/15/2039	415,000	442,184

5

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Electric Utilities continued
Nevada Power Co., 8.25%, 06/01/2011	$1,820,000	$1,979,831
Progress Energy, Inc., 6.85%, 04/15/2012	540,000	594,351

		6,515,782

Multi-Utilities 0.5%
Dominion Resources, Inc., 8.875%, 01/15/2019	2,045,000	2,592,602

Total Corporate Bonds (cost $76,147,480)		76,487,123

MUNICIPAL OBLIGATIONS 0.3%
GENERAL OBLIGATION – STATE 0.2%
California GO, Build America Bonds, 7.30%, 10/01/2039	820,000	777,606

TRANSPORTATION 0.1%
North Texas Toll Auth. RB, Build America Bonds, 6.72%, 01/01/2049	710,000	759,040

Total Municipal Obligations (cost $1,556,350)		1,536,646

U.S. TREASURY OBLIGATIONS 11.5%
U.S. Treasury Bonds:
3.50%, 02/15/2039	6,855,000	5,743,201
4.50%, 08/15/2039	7,681,000	7,671,399
U.S. Treasury Notes:
0.75%, 11/30/2011	7,000	7,002
0.89%, 12/31/2011	557,000	559,219
1.125%, 12/15/2012	1,494,000	1,485,604
1.375%, 01/15/2013	2,701,000	2,701,432
2.125%, 11/30/2014	17,000	16,889
2.25%, 01/31/2015	5,793,000	5,765,831
2.625%, 12/31/2014	10,887,000	11,046,059
3.125%, 05/15/2019	19,106,000	18,447,741
3.375%, 11/15/2019	6,309,000	6,187,741
3.625%, 08/15/2019	75,000	75,193

Total U.S. Treasury Obligations (cost $59,237,118)		59,707,311

YANKEE OBLIGATIONS – CORPORATE 8.9%
CONSUMER DISCRETIONARY 0.4%
Media 0.4%
British Sky Broadcasting Group plc, 9.50%, 11/15/2018 144A	800,000	1,046,006
Grupo Televisa SA , 6.625%, 01/15/2040 144A	910,000	922,587
Thomson Reuters Corp., 5.95%, 07/15/2013	80,000	89,154

		2,057,747

ENERGY 0.8%
Oil, Gas & Consumable Fuels 0.8%
Cenovus Energy, Inc., 5.70%, 10/15/2019 144A	605,000	639,618
Petrobras Energia SA, 6.875%, 01/20/2040	730,000	734,232
Ras Laffan LNG:
4.50%, 09/30/2012 144A	800,000	836,276
5.50%, 09/30/2014 144A	1,030,000	1,080,371
Suncor Energy, Inc., 6.50%, 06/15/2038	730,000	783,781

		4,074,278

FINANCIALS 5.2%
Capital Markets 0.6%
BP Capital Markets plc, 3.875%, 03/10/2015	3,090,000	3,227,001

Commercial Banks 3.6%
Achmea Hypotheekbank NV, 3.20%, 11/03/2014 144A	2,300,000	2,332,596
Banco Nacional de Desenvolvimento Economico e Social, 5.50%, 07/12/2020 144A	1,105,000	1,081,795
Barclays plc:
5.00%, 09/22/2016	1,090,000	1,120,486
5.125%, 01/08/2020	1,320,000	1,307,132

6

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
FINANCIALS continued
Commercial Banks continued
Commonwealth Bank of Australia:
3.75%, 10/15/2014 144A	$1,060,000	$1,070,985
5.00%, 10/15/2019 144A	920,000	929,872
Export-Import Bank of Korea:
5.50%, 10/17/2012	720,000	770,476
5.875%, 01/14/2015	1,120,000	1,202,574
HSBC Holdings plc, 6.80%, 06/01/2038	560,000	609,278
NIBC Bank NV, 2.80%, 12/02/2014 144A	1,565,000	1,560,056
Nordea Bank AB:
2.50%, 11/13/2012 144A	1,045,000	1,050,041
3.70%, 11/13/2014 144A	1,050,000	1,068,013
Swedish Export Credit, 3.25%, 09/16/2014	2,125,000	2,163,535
Westpac Banking Corp.:
2.25%, 11/19/2012	1,555,000	1,556,233
4.875%, 11/19/2019	680,000	676,603

		18,499,675

Consumer Finance 0.3%
Petrobras International Finance Co., 7.875%, 03/15/2019	1,335,000	1,513,798

Diversified Financial Services 0.7%
Credit Suisse First Boston:
5.40%, 01/14/2020	1,035,000	1,033,623
6.00%, 02/15/2018	880,000	929,084
Shell International Finance BV, 4.00%, 03/21/2014	1,565,000	1,654,205

		3,616,912

INDUSTRIALS 0.4%
Industrial Conglomerates 0.4%
Hutchison Whampoa, Ltd., 4.625%, 09/11/2015 144A	2,295,000	2,336,519

MATERIALS 0.6%
Metals & Mining 0.6%
Rio Tinto, Ltd.:
5.875%, 07/15/2013	870,000	948,728
9.00%, 05/01/2019	765,000	976,835
Vale Overseas, Ltd., 6.875%, 11/10/2039	920,000	939,441

		2,865,004

TELECOMMUNICATION SERVICES 1.0%
Diversified Telecommunication Services 0.3%
France Telecom, 7.75%, 03/01/2011	605,000	648,389
Telefonica Emisiones SAU, 5.98%, 06/20/2011	900,000	955,047

		1,603,436

Wireless Telecommunication Services 0.7%
America Movil S.A.B. de C.V., 5.00%, 10/16/2019 144A	1,465,000	1,443,986
Rogers Communications, Inc.:
5.50%, 03/15/2014	355,000	385,417
6.375%, 03/01/2014	1,640,000	1,836,997

		3,666,400

UTILITIES 0.5%
Electric Utilities 0.5%
Electricite de France:
4.60%, 01/27/2020 144A	1,015,000	1,010,834
5.60%, 01/27/2040 144A	655,000	645,461
Enel S.p.A., 6.00%, 10/07/2039 144A	1,070,000	1,068,712

		2,725,007

Total Yankee Obligations – Corporate (cost $46,419,201)		46,185,777

7

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – GOVERNMENT 1.8%
Canada:
4.00%, 10/07/2019	$675,000	$660,695
4.10%, 06/16/2014	1,695,000	1,797,315
Federative Republic of Brazil, 5.625%, 01/07/2041	360,000	328,500
Hungary, 6.25%, 01/29/2020	840,000	845,511
Korea, 7.125%, 04/16/2019	1,985,000	2,299,414
Société de Financement de l’Economie Française, 2.875%, 09/22/2014 144A	2,075,000	2,099,008
State of Qatar:
4.00%, 01/20/2015 144A	360,000	360,450
5.25%, 01/20/2020 144A	605,000	607,269
6.40%, 01/20/2040 144A	360,000	357,300

Total Yankee Obligations – Government (cost $9,441,616)		9,355,462

	Shares	Value

SHORT-TERM INVESTMENTS 7.9%
MUTUAL FUND SHARES 7.9%
Evergreen Institutional Money Market Fund, Class I, 0.01% q ø ## (cost $40,968,342)	40,968,342	40,968,342

Total Investments (cost $579,439,749) 112.0%		582,925,704

	Principal Amount	Value

SECURITIES SOLD SHORT (0.9%)
AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES (0.9%)
FIXED-RATE (0.9%)
FNMA 30 year, 5.50%, TBA # (proceeds $4,676,418)	$(4,500,000)	(4,766,486)

Other Assets and Liabilities (11.1%)		(57,499,270)

Net Assets 100.0%		$520,659,948

#	When-issued or delayed delivery security
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

+	Security is deemed illiquid.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
GO	General Obligation
RB	Revenue Bond
TBA	To Be Announced

On January 31, 2010, the aggregate cost of securities for federal income tax purposes was $580,676,193. The gross unrealized appreciation and depreciation on securities based on tax cost was $3,226,462 and $976,951, respectively, with a net appreciation of $2,249,511.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

8

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

Short sales

The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.

The Fund records the proceeds as a liability which is marked-to-market daily based upon quotations from an independent pricing service or from brokers which use prices provided by market makers and any change in value is recorded as an unrealized gain or loss. Any interest or dividends accrued on such borrowed securities during the period of the loan are recorded as an expense on the Statement of Operations. To borrow the security, the Fund may be required to pay a premium, which would decrease the proceeds of the security sold. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received. Until the short sale is closed or the borrowed security is replaced, the Fund maintains a segregated account of cash or liquid securities, the dollar value of which is at least equal to the market value of the security at the time of the short sale.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset-backed securities	$0	$34,186,284	$1,069	$34,187,353
Mortgage-backed securities	0	314,497,690	0	314,497,690
Corporate debt securities	0	122,672,900	0	122,672,900
Debt securities issued by foreign governments	0	9,355,462	0	9,355,462
Debt securities issued by U.S. Treasury and U.S. government agencies	59,707,311	0	0	59,707,311
Debt securities issued by states in the U.S. and its political subdivisions	0	1,536,646	0	1,536,646
Short-term investments	40,968,342	0	0	40,968,342

	$100,675,653	$482,248,982	$1,069	$582,925,704

9

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

As of January 31, 2010, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments in securities sold short	$0	$(4,766,486)	$0	$(4,766,486)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Asset-backed securities

Balance as of May 1, 2009	$2,083,000
Realized gains or losses	0
Change in unrealized gains or losses	(4,250)
Net purchases (sales)	0
Transfers in and/or out of Level 3	(2,077,681)

Balance as of January 31, 2010	$1,069

Change in unrealized gains or losses included in earnings relating to securities still held at January 31, 2010	$0

10

EVERGREEN INTERNATIONAL BOND FUND SCHEDULE OF INVESTMENTS

January 31, 2010 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 2.2%
CONSUMER STAPLES 1.1%
Beverages 1.1%
Anheuser-Busch InBev, 6.875%, 11/15/2019 144A ρ	$12,425,000	$14,095,715

FINANCIALS 0.6%
Consumer Finance 0.6%
Daimler Financial Services AG, 4.875%, 06/15/2010	7,394,000	7,497,117

HEALTH CARE 0.4%
Pharmaceuticals 0.4%
Pfizer, Inc., 5.35%, 03/15/2015	4,750,000	5,267,798

INDUSTRIALS 0.1%
Commercial Services & Supplies 0.1%
ARAMARK Corp., 8.50%, 02/01/2015	1,850,000	1,854,625

Total Corporate Bonds (cost $26,305,147)		28,715,255

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 33.0%
CONSUMER DISCRETIONARY 1.3%
Hotels, Restaurants & Leisure 0.1%
Royal Caribbean Cruises, Ltd., 5.625%, 01/27/2014 EUR	900,000	1,154,261

Media 0.8%
Central European Media Enterprises, Ltd.:
11.625%, 09/15/2016 EUR	2,855,000	3,998,039
FRN, 2.62%, 05/15/2014 EUR	1,800,000	1,921,688
UPC Holding BV, 9.625%, 12/01/2019 EUR	3,600,000	5,131,555

		11,051,282

Multiline Retail 0.4%
Marks & Spencer Group plc, 5.875%, 05/29/2012 GBP	3,200,000	5,406,157

CONSUMER STAPLES 4.6%
Beverages 0.2%
Central European Distribution Corp., 8.875%, 12/01/2016 EUR	1,810,000	2,572,303

Food & Staples Retailing 1.4%
McDonald’s Corp., 4.25%, 06/10/2016 EUR	3,700,000	5,368,855
Tesco plc, 5.875%, 09/12/2016 EUR	8,050,000	12,650,517

		18,019,372

Household Products 1.2%
Procter & Gamble Co., 4.50%, 05/12/2014 EUR	10,501,000	15,584,494

Tobacco 1.8%
British American Tobacco plc, 5.875%, 03/12/2015 EUR	7,650,000	11,832,855
Imperial Tobacco Group plc:
7.25%, 09/15/2014 EUR	2,300,000	3,681,111
8.375%, 02/17/2016 EUR	5,000,000	8,518,636

		24,032,602

FINANCIALS 19.4%
Capital Markets 0.4%
Morgan Stanley, 5.375%, 11/14/2013 GBP	2,791,000	4,664,920

Commercial Banks 10.1%
Eurofima, 6.25%, 12/28/2018 AUD	21,000,000	18,199,012
European Investment Bank:
4.25%, 10/15/2014 EUR	4,640,000	6,947,220
4.75%, 10/15/2017 EUR	10,000,000	15,251,324
6.125%, 01/23/2017 AUD	12,667,000	11,184,790
6.50%, 09/10/2014 NZD	11,189,000	8,156,583

1

EVERGREEN INTERNATIONAL BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
FINANCIALS continued
Commercial Banks continued
Instituto de Credito Oficial:
4.50%, 03/07/2013 GBP	8,854,000	$14,876,666
4.625%, 06/06/2012 GBP	7,720,000	12,990,968
Kreditanstalt fur Wiederaufbau:
4.375%, 07/04/2018 EUR	7,000,000	10,402,057
13.00%, 02/22/2010 TRY	700,000	469,008
Landwirtschaftliche Rentenbank, 5.75%, 01/21/2015 AUD	13,912,000	12,157,282
Rabobank Australia, Ltd., 6.25%, 11/22/2011 NZD	2,673,000	1,925,982
Rabobank Nederland, 4.25%, 01/16/2017 EUR	15,041,000	21,765,146

		134,326,038

Consumer Finance 3.1%
Cemex Finance, LLC:
4.75%, 03/05/2014 EUR	2,000,000	2,325,852
9.625%, 12/14/2017 EUR	2,035,000	2,896,776
HSBC Finance Corp., 7.00%, 03/27/2012 GBP	2,238,000	3,836,056
ISS Financing plc, 11.00%, 06/15/2014 EUR	4,050,000	6,120,700
JTI UK Finance plc, 4.50%, 04/02/2014 EUR	2,780,000	4,099,793
SLM Corp., 6.50%, 06/15/2010 NZD	2,293,000	1,593,882
Smurfit Kappa Funding plc, 7.25%, 11/15/2017 EUR	4,000,000	5,651,204
Toyota Motor Credit Corp., 8.50%, 12/21/2010 NZD	11,006,000	7,987,639
Virgin Media Finance plc:
8.75%, 04/15/2014 EUR	609,079	869,822
8.875%, 10/15/2019 GBP	195,000	321,059
Wind Acquisition Finance SpA:
9.75%, 12/01/2015 EUR	2,990,000	4,363,278
11.75%, 07/15/2017 EUR	1,000,000	1,487,020

		41,553,081

Diversified Financial Services 1.7%
CEDC Financial Corporation International, Inc., 8.875%, 12/01/2016 EUR	640,000	909,543
General Electric Capital Australia Funding, 6.00%, 06/15/2011 AUD	2,751,000	2,429,690
General Electric Capital Corp.:
6.125%, 05/17/2012 GBP	6,685,000	11,363,825
7.625%, 12/10/2014 NZD	10,200,000	7,503,743

		22,206,801

Thrifts & Mortgage Finance 4.1%
Realkredit Danmark, 2.00%, 01/01/2013 DKK	295,625,000	54,177,409

HEALTH CARE 2.1%
Pharmaceuticals 2.1%
GlaxoSmithKline plc, 5.625%, 12/13/2017 EUR	11,750,000	18,312,601
Pfizer, Inc., 4.75%, 06/03/2016 EUR	6,600,000	9,882,499

		28,195,100

INDUSTRIALS 1.7%
Aerospace & Defense 0.5%
Bombardier, Inc., 7.25%, 11/15/2016 EUR	4,760,000	6,880,224

Building Products 0.4%
HeidelbergCement AG, 8.00%, 01/31/2017 EUR	4,000,000	5,740,051

Commercial Services & Supplies 0.3%
Iron Mountain, Inc.:
6.75%, 10/15/2018 EUR	2,870,000	3,879,771
7.25%, 04/15/2014 GBP	125,000	195,816

		4,075,587

2

EVERGREEN INTERNATIONAL BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
INDUSTRIALS continued
Machinery 0.5%
Harsco Corp., 7.25%, 10/27/2010 GBP	2,293,000	$3,757,122
Savcio Holdings, Ltd., 8.00%, 02/15/2013 EUR	1,701,000	2,264,098

		6,021,220

MATERIALS 1.7%
Chemicals 0.8%
Kerling plc, 10.625%, 01/28/2017 EUR ☐	3,350,000	4,616,578
Rockwood Specialties Group, Inc., 7.625%, 11/15/2014 EUR	4,100,000	5,656,223

		10,272,801

Containers & Packaging 0.6%
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014 EUR	376,000	521,323
Owens-Illinois European Group BV, 6.875%, 03/31/2017 EUR	3,396,000	4,637,923
Pregis Corp., FRN, 5.68%, 04/15/2013 EUR	2,050,000	2,558,091

		7,717,337

Metals & Mining 0.3%
New World Resources NV, 7.375%, 05/15/2015 EUR	3,530,000	4,576,210

TELECOMMUNICATION SERVICES 0.8%
Diversified Telecommunication Services 0.4%
France Telecom, 4.75%, 02/21/2017 EUR	3,500,000	5,157,257

Wireless Telecommunication Services 0.4%
Vodafone Group, 6.875%, 12/04/2013 EUR	3,440,000	5,467,391

UTILITIES 1.4%
Independent Power Producers & Energy Traders 0.3%
Infinis plc, 9.125%, 12/15/2014 GBP	2,220,000	3,636,137

Multi-Utilities 1.1%
Veolia Environnement SA:
4.00%, 02/12/2016 EUR	5,205,000	7,347,293
4.375%, 01/16/2017 EUR	5,000,000	7,127,957

		14,475,250

Total Foreign Bonds – Corporate (Principal Amount Denominated in Currency Indicated) (cost $424,665,201)		436,963,285

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 56.3%
Australia:
Ser. 124, 5.75%, 05/15/2021 AUD	25,000,000	22,612,087
Ser. 17RG, 5.50%, 03/01/2017 AUD	6,371,000	5,556,690
Ser. 19, 6.00%, 04/01/2019 AUD	13,950,000	12,444,513
Ser. 25CI, 3.00%, 09/20/2025 AUD	41,985,000	39,066,715
Brazil:
7.375%, 02/03/2015 EUR	810,000	1,307,808
10.25%, 01/10/2028 BRL	1,350,000	721,552
Caisse d’Amortissement de la Dette Sociale, 4.125%, 04/25/2017 EUR	26,235,000	38,552,491
Canada, 6.25%, 06/16/2015 NZD	18,150,000	13,035,534
Colombia, 11.50%, 05/31/2011 EUR	200,000	307,110
Denmark:
4.00%, 11/15/2015 DKK	162,800,000	32,099,084
4.00%, 11/15/2017 DKK	192,350,000	37,570,192
France:
2.25%, 07/25/2020 EUR	28,170,000	41,776,094
4.75%, 04/25/2035 EUR	12,400,000	18,881,245
Germany, 4.25%, 07/04/2039 EUR	38,250,000	55,985,971

3

EVERGREEN INTERNATIONAL BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
Hungary:
4.50%, 02/06/2013 EUR	505,000	$718,002
6.75%, 02/24/2017 HUF	7,080,000,000	33,982,180
Italy, 4.25%, 09/01/2019 EUR	22,000,000	31,219,495
Korea:
5.25%, 09/10/2015 KRW	11,400,000,000	9,962,476
5.25%, 03/10/2027 KRW	30,590,000,000	25,595,358
Malaysia, 3.83%, 09/28/2011 MYR	126,500,000	37,832,512
Mexico:
4.25%, 06/16/2015 EUR	600,000	845,210
5.50%, 02/17/2020 EUR	970,000	1,393,321
9.50%, 12/18/2014 MXN	440,670,000	37,005,499
Morocco, 5.375%, 06/27/2017 EUR	245,000	346,486
Netherlands:
4.00%, 07/15/2018 EUR	8,500,000	12,406,560
4.00%, 01/15/2037 EUR	14,600,000	20,095,924
New Zealand, 6.00%, 12/15/2017 NZD	30,190,000	21,662,248
Norway:
4.25%, 05/19/2017 NOK	276,090,000	47,871,153
5.00%, 05/15/2015 NOK	73,100,000	13,207,651
Philippines, 6.25%, 03/15/2016 EUR	700,000	999,666
Poland:
5.00%, 10/24/2013 PLN	2,400,000	817,405
5.25%, 04/25/2013 PLN	95,300,000	32,886,747
Slovenia, 4.375%, 02/06/2019 EUR	7,575,000	10,824,114
South Africa, 5.25%, 05/16/2013 EUR	420,000	605,623
Spain, 4.80%, 01/31/2024 EUR	15,000,000	21,412,406
Sweden, 3.75%, 08/12/2017 SEK	439,450,000	62,386,288
Turkey, 5.50%, 02/16/2017 EUR	620,000	904,846
Ukraine, 4.95%, 10/13/2015 EUR	170,000	181,493

Total Foreign Bonds – Government (Principal Amount Denominated in Currency Indicated) (cost $756,161,291)		745,079,749

YANKEE OBLIGATIONS – CORPORATE 3.1%
CONSUMER DISCRETIONARY 0.2%
Multiline Retail 0.2%
Marks & Spencer Group plc, 6.25%, 12/01/2017	$2,500,000	2,605,847

CONSUMER STAPLES 0.3%
Food & Staples Retailing 0.3%
Tesco plc, 5.50%, 11/15/2017	3,250,000	3,492,124

FINANCIALS 1.4%
Capital Markets 0.2%
BP Capital Markets plc, 3.875%, 03/10/2015	2,400,000	2,506,409

Commercial Banks 0.1%
Eurasian Development Bank, 7.375%, 09/29/2014 144A	300,000	318,705
KfW Bankengruppe, 4.875%, 06/17/2019	1,420,000	1,527,872

		1,846,577

Consumer Finance 1.1%
Petroplus Finance, Ltd., 5.75%, 01/20/2020	12,685,000	12,618,405
Virgin Media Finance plc, 9.125%, 08/15/2016	1,591,000	1,654,640

		14,273,045

Diversified Financial Services 0.0%
TNK-BP Finance SA, 6.25%, 02/02/2015 144A	100,000	99,570

4

EVERGREEN INTERNATIONAL BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
TELECOMMUNICATION SERVICES 1.2%
Diversified Telecommunication Services 1.2%
Deutsche Telekom, 4.875%, 07/08/2014	$15,000,000	$15,929,175

UTILITIES 0.0%
Electric Utilities 0.0%
E.ON AG, 5.80%, 04/30/2018	500,000	534,632

Total Yankee Obligations – Corporate (cost $38,875,039)		41,287,379

YANKEE OBLIGATIONS – GOVERNMENT 0.8%
Bahamas, 6.95%, 11/20/2029	400,000	399,602
Brazil, 7.125%, 01/20/2037	2,400,000	2,667,600
Chile, 7.125%, 01/11/2012	355,000	392,790
Colombia:
7.375%, 03/18/2019	850,000	949,875
8.125%, 05/21/2024	475,000	551,000
Emirate of Abu Dhabi, 5.50%, 04/08/2014	550,000	586,300
Indonesia, 6.875%, 01/17/2018	1,050,000	1,139,250
Mexico, 5.95%, 03/19/2019	634,000	669,821
Peru, 8.375%, 05/03/2016	565,000	672,350
Philippines, 8.25%, 01/15/2014	900,000	1,045,710
Russia, Step Bond, 7.50%, 03/31/2030 ††	376,000	423,037
Sri Lanka, 7.40%, 01/22/2015	215,000	227,094
Turkey, 7.00%, 09/26/2016	925,000	1,019,812
Vietnam, 6.75%, 01/29/2020	200,000	200,704

Total Yankee Obligations – Government (cost $10,446,900)		10,944,945

	Shares	Value

SHORT-TERM INVESTMENTS 1.5%
MUTUAL FUND SHARES 1.5%
Evergreen Institutional Money Market Fund, Class I, 0.01% ø q	19,932,724	19,932,724
State Street Navigator Securities Lending Prime Portfolio, 0.22% § ρρ	222,075	222,075

Total Short-Term Investments (cost $20,154,799)		20,154,799

Total Investments (cost $1,276,608,377) 96.9%		1,283,145,412
Other Assets and Liabilities 3.1%		40,913,041

Net Assets 100.0%		$1,324,058,453

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

ρ	All or a portion of this security is on loan.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
††	The rate shown is the stated rate at the current period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
q	Rate shown is the 7-day annualized yield at period end.
§	Rate shown is the 1-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
Summary of Abbreviations
AUD	Australian Dollar
BRL	Brazil Real
DKK	Danish Krone
EUR	Euro
FRN	Floating Rate Note
GBP	Great British Pound
HUF	Hungarian Forint
KRW	Republic of Korea Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
TRY	Turkish Lira

5

EVERGREEN INTERNATIONAL BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

The following table shows the percent of total long-term investments by geographic location as of January 31, 2010:

Denmark	9.8%
France	9.4%
United States	8.3%
United Kingdom	7.4%
Germany	7.3%
Netherlands	6.8%
Australia	6.7%
Sweden	4.9%
Norway	4.8%
Luxembourg	4.1%
Spain	3.9%
Mexico	3.2%
Malaysia	3.0%
South Korea	2.8%
Hungary	2.7%
Poland	2.7%
Canada	2.5%
Italy	2.5%
New Zealand	1.7%
Switzerland	1.4%
Cayman Islands	1.0%
Slovenia	0.9%
Bermuda	0.5%
Ireland	0.4%
Brazil	0.4%
South Africa	0.2%
Philippines	0.2%
Turkey	0.1%
Colombia	0.1%
Liberia	0.1%
Indonesia	0.1%
Peru	0.1%

100.0%

During the period from November 1, 2009 through January 31, 2010, the Fund entered into forward foreign currency exchange contracts for hedging purposes.

At January 31, 2010, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive		U.S. Value at January 31, 2010	In Exchange for US $	Unrealized Gain (Loss)

2/26/2010	4,239,000,000	JPY	$46,965,336	$47,851,805	$(886,469)
3/01/2010	4,245,000,000	JPY	47,032,265	49,100,688	(2,068,423)

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive		U.S. Value at January 31, 2010	In Exchange for		U.S. Value at January 31, 2010	Unrealized Gain (Loss)

2/01/2010	55,608,327	EUR	$77,100,896	7,025,000,000	JPY	$77,826,400	$(725,504)
2/01/2010	7,025,000,000	JPY	77,826,400	54,569,888	EUR	75,661,101	2,165,299
2/22/2010	348,550	EUR	483,240	791,000	TRY	526,605	(43,365)
2/26/2010	3,106,700	JPY	34,420,196	23,381,342	EUR	32,416,206	2,003,990
2/26/2010	447,657,747	MXN	34,134,565	3,106,700,000	JPY	34,420,196	(285,631)
2/26/2010	3,106,700,000	JPY	34,420,196	470,000,000	MXN	35,838,194	(1,417,998)
3/03/2010	5,140,000,000	JPY	56,948,785	35,669,674	GBP	57,005,493	(56,708)
3/25/2010	6,049,733,950	JPY	67,034,167	72,770,000	AUD	64,027,074	3,007,093
4/01/2010	6,200,000,000	JPY	68,701,137	49,097,244	EUR	68,063,746	637,391
4/13/2010	6,002,385,000	JPY	66,515,328	88,502,035	NZD	61,799,601	4,715,727
4/15/2010	18,619,388	EUR	25,811,110	29,500,000	AUD	25,896,120	(85,010)

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver		U.S. Value at January 31, 2010	In Exchange for US $	Unrealized Gain (Loss)

2/19/2010	1,990,000	EUR	$2,759,012	$ 2,963,786	$204,774
3/03/2010	2,780,000	GBP	4,442,857	4,511,634	68,777
3/19/2010	2,430,000	EUR	3,368,896	3,596,327	227,431
3/22/2010	92,500,000	EUR	128,236,103	131,135,400	2,899,297
4/15/2010	9,235,000	AUD	8,106,802	8,465,909	359,107

The Fund had average contract amounts of $160,317,140 and $40,932,426 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, for the period from November 1, 2009 through January 31, 2010.

On January 31, 2010, the aggregate cost of securities for federal income tax purposes was $1,282,425,525. The gross unrealized appreciation and depreciation on securities based on tax cost was $33,258,114 and $32,538,227, respectively, with a net unrealized appreciation of $719,887.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

6

EVERGREEN INTERNATIONAL BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Corporate debt securities	$0	$506,965,919	$0	$506,965,919
Debt securities issued by foreign governments	0	756,024,694	0	756,024,694
Short-term investments	20,154,799	0	0	20,154,799

	$20,154,799	$1,262,990,613	$0	$1,283,145,412

As of January 31, 2010, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Other financial instruments*	$0	$10,719,778	$0	$10,719,778

*	Other financial instruments include forwards contracts.

7

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: March 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: March 31, 2010

By:	/s/ Kasey Phillips
Kasey Phillips Principal Financial Officer

Date: March 31, 2010